AUSA FINANCIAL FREEDOM BUILDER

                        SUPPLEMENT DATED JUNE 21, 1999
                                      TO
                         PROSPECTUS DATED MAY 5, 1999

THE FOLLOWING INFORMATION REPLACES THE FIRST SIX PARAGRAPHS, IN THEIR ENTIRETY, UNDER THE SECTION "THE POLICY - WHEN INSURANCE COVERAGE TAKES EFFECT" ON PAGE 21 OF THE PROSPECTUS:

WHEN INSURANCE COVERAGE TAKES EFFECT

      Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium is paid.

      CONDITIONAL INSURANCE COVERAGE. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, you will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF                o     the specified amount applied for; or
CONDITIONAL INSURANCE        o     $300,000
COVERAGE IS THE LESSER OF:   reduced by all amounts payable under all life
                             insurance applications that the insured has pending with us.

CONDITIONAL LIFE             o     the date of your application; or
INSURANCE COVERAGE           o     the date the insured completes all of the
BEGINS ON THE LATER OF:            initial medical tests and examinations that
                                   we require; or
                             o     the date of issue, if any, requested in the
                                   application.

CONDITIONAL LIFE             o     the date we determine the insured has
INSURANCE COVERAGE                 satisfied our underwriting requirements and
TERMINATES                         the insurance applied for takes effect (the
AUTOMATICALLY ON                   Policy date); or
THE EARLIEST OF:             o     60 days from the date the application was
                                   completed; or
                             o     the date we determine that any person
                                   proposed for insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and rate class shown in the application; or
                             o     the date we modify the plan, amount, riders
                                   and/or the premium rate class shown in the application, or any supplemental agreements.
                             After 5 days we will mail notice of the
                             ending of coverage and we will refund the first premium to the applicant at the address shown on the application.

SPECIAL LIMITATIONS OF THE   o     the conditional receipt will be VOID:
CONDITIONAL RECEIPT                   -     if not signed by an authorized agent
                                            of AUSA Life; or
                                      -     in the event the application
                                            contains any fraud or material
                                            misrepresentation; or
                                      -     if, on the date of the conditional
                                            receipt, the proposed insured is
                                            under 15 days of age or over 80
                                            years of age.
                             o     the conditional receipt does not provide
                                   benefits for accidental death benefits.
                             o     the conditional receipt does not provide
                                   benefits if any proposed insured commits suicide. In this case, AUSA Life's liability will be limited to return of the first premium paid with the application.

WRL00020-6/99